COMMITMENTS AND CONTINGENCIES - Narrative (Details) $ in Millions			1 Months Ended			3 Months Ended		8 Months Ended	9 Months Ended	12 Months Ended
	Jan. 26, 2021	Oct. 19, 2020	Jul. 31, 2020 truck	Apr. 30, 2019 MWh	Feb. 28, 2019 USD ($) a	Sep. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jul. 31, 2020 kg $ / KILOGRAM_OF_HYDROGEN	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) employee device	Nov. 16, 2020 legal_motion	Sep. 23, 2020 derivativeAction	Sep. 21, 2020 officerAndemployee	Sep. 20, 2020 board_member	Sep. 15, 2020 lawsuit	Sep. 14, 2020 officerAndemployee	Dec. 31, 2019 a
Other Commitments [Line Items]
Number of class action lawsuits | lawsuit															6
Number of derivative actions | derivativeAction												2
Period of derivative action	30 days	30 days
Professional fees							$ 3.0
Internal Review
Other Commitments [Line Items]
Number of officers and employees to receive subpoenas | officerAndemployee													3			5
Number of board members | board_member														3
Number of employees interviewed (over) | employee										30
Purported energy produced | MWh				18
Purported kg of hydrogen produced | kg								1,000
Price per kg of hydrogen (in dollars per kg) | $ / KILOGRAM_OF_HYDROGEN								3
Purported trucks coming off the assembly line | truck			5
Legal fees						$ 6.4				$ 8.1
Legal fees paid									$ 12.6	$ 1.5
Number of motions filed | legal_motion											10
Subsequent Event
Other Commitments [Line Items]
Period of derivative action	30 days
Legal proceedings, mediation period	60 days
Minimum | Internal Review
Other Commitments [Line Items]
Number of employee devices | device										36
Manufacturing Facility Commitment
Other Commitments [Line Items]
Construction completion, maximum extension period (in years)					2 years
Construction completion period (in years)					5 years
Security deposit payable					$ 4.0
Construction completion deadline monthly extension fee					$ 0.2
Coolidge, Arizona
Other Commitments [Line Items]
Area of land | a					430												430